Deferred Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	£ 57	£ 32
Applicable tax rate	25.00%
Assets and liabilities classified as held for sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	£ 0	0
UK [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred income tax assets	£ 166	£ 166
Applicable tax rate	19.00%	19.00%	19.00%
US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred income tax assets	£ 391	£ 369
All other countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred income tax assets	164	300
Trading losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	19	20
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	22	£ 56
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)	£ 27
Top of range [member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry periods	5 years
Bottom of range [member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry periods	20 years